BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets Parenthetical
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	200,000,000	200,000,000	200,000,000
Common stock, shares issued	9,756,000	9,756,000	9,756,000